PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2017	2018
	RMB	RMB
Office buildings	285,184	287,208
Furniture	30,061	49,374
Office equipment	350,432	481,034
Leasehold improvements	94,666	184,687
Total property and equipment	760,343	1,002,303
Less: accumulated depreciation	(258,004)	(376,235)
Property and equipment, net	502,339	626,068

Schedule of Depreciation Expense

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	62,000	85,059	127,850
Selling and marketing expenses	3,226	5,313	11,211
General and administrative expenses	6,455	8,064	16,511
Research and development expenses	1,177	1,461	1,335
Total	72,858	99,897	156,907